ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
NET PREMIUMS EARNED
Schedule of amounts arising from insurance contracts

b)   The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	842,043	715,695	454,187
Reported claims of premiums ceded, Note 26	321,375	367,969	483,387
Reserve risk in progress of premiums ceded, Note 25(a)(**)	(14,935)	34,709	21,192
Premiums assumed	668	5,882	2,341
Settled claims of premiums ceded by reinsurance contracts	(226,769)	(238,936)	(231,298)
Collections and others, net	(130,678)	(43,276)	(14,114)
Balances at the end of the period	791,704	842,043	715,695

Accounts receivable as of December 31, 2019 and 2018, include S/201.0 million and S/152.9 million, respectively, which correspond to the assigned  portion of technical reserves for premiums ceded to the reinsurers.

Accounts Payable:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	291,693	235,185	233,892
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)(**)	254,839	243,427	257,617
Premiums ceded to reinsurers in facultative contracts, Note 25(a)(**)	289,386	288,928	263,378
Coinsurance granted	4,332	11,433	5,925
Payments and other, net	(623,516)	(487,280)	(525,627)
Balances at the end of the period	216,734	291,693	235,185